STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 721	$ 443,018	$ (190,552)	$ 1,517	$ 133,757	$ 388,461	$ 0	$ 388,461
Balance, shares at Dec. 31, 2020	46,386,889
Repurchase of ordinary shares	$ 0	0	(52,471)	0	0	(52,471)	0	(52,471)
Repurchase of ordinary shares, shares	(1,871,119)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 9	10,581	0	0	0	10,590	0	10,590
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,356,187
Stock based compensation	$ 0	17,574	0	0	0	17,574	0	17,574
Other comprehensive loss, net of tax	0	0	0	(1,972)	0	(1,972)	0	(1,972)
Net income	0	0	0	0	7,811	7,811	0	7,811
Balance at Dec. 31, 2021	$ 730	471,173	(243,023)	(455)	141,568	369,993	0	369,993
Balance, shares at Dec. 31, 2021	45,871,957
Repurchase of ordinary shares	$ 0	0	(60,276)	0	0	(60,276)	0	(60,276)
Repurchase of ordinary shares, shares	(2,269,919)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 2	2,032	0	0	0	2,034	0	2,034
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	704,853
Stock based compensation	$ 0	24,963	0	0	0	24,963	1,284	26,247
Other comprehensive loss, net of tax	0	0	0	(4,389)	0	(4,389)	0	(4,389)
Issuance of Preferred A shares in subsidiary	0	0	0	0	0	0	35,000	35,000
Net income	0	0	0	0	(166)	(166)	0	(166)
Balance at Dec. 31, 2022	$ 732	498,168	(303,299)	(4,844)	141,402	332,159	36,284	$ 368,443
Balance, shares at Dec. 31, 2022	44,306,891							44,306,891
Repurchase of ordinary shares	$ (3,361,965)	0	(62,450)	0	0	(62,450)	0	$ (62,450)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 10	361	0	0	0	371	0	371
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	753,950
Stock based compensation	$ 0	30,680	0	0	0	30,680	2,899	33,579
Other comprehensive loss, net of tax	0	0	0	4,921	0	4,921	0	4,921
Net income	0	0	0	0	(21,590)	(21,590)	0	(21,590)
Balance at Dec. 31, 2023	$ 742	$ 529,209	$ (365,749)	$ 77	$ 119,812	$ 284,091	$ 39,183	$ 323,274
Balance, shares at Dec. 31, 2023	41,698,876							41,698,876